Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations
The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2024 and December 31, 2025 consisted of the following:

	December 31,	December 31,
	2024	2025
CURRENT ASSETS:
Cash and cash equivalents	$4,836	$3,520
Due from related parties, current	467,701	411,496
Accounts receivable trade, net	—	—
Inventories	—	—
Prepaid expenses and other assets	22,466	1,143
Total current assets of discontinued operations	495,003	416,159

NON-CURRENT ASSETS:
Vessels, net	—	—
Restricted cash	—	—
Deferred charges, net	—	—
Total non-current assets of discontinued operations	—	—

CURRENT LIABILITIES:
Current portion of long-term debt, net	—	—
Accounts payable	65,117	1,436
Accrued liabilities	1,554,646	1,314,066
Total current liabilities of discontinued operations	1,619,763	1,315,502

NON-CURRENT LIABILITIES:
Long-term debt, net	—	—
Total non-current liabilities of discontinued operations	—	—

The components of the income from discontinued operations for the years ended December 31, 2023, 2024 and 2025 in the consolidated statements of comprehensive income consisted of the following:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2024	2025
REVENUES:
Time charter revenues	8,709,215	1,355	—
Voyage charter revenues	552,859	—	—
Pool revenues	46,901,887	604,486	—
Total vessel revenues	56,163,961	605,841	—

EXPENSES:
Voyage expenses (including $724,316, $8,140 and $0 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	(1,939,564)	(23,675)	133,973
Vessel operating expenses	(11,691,675)	(343,833)	(11,116)
Management fees to related parties	(1,443,009)	(24,936)	—
Depreciation and amortization	(3,475,084)	(35,305)	—
Recovery of provision for doubtful accounts	266,732	—	—
Gain on sale of vessels	90,800,434	19,559,432	—
Total expenses	72,517,834	19,131,683	122,857

Operating income	128,681,795	19,737,524	122,857

OTHER INCOME/(EXPENSES):
Interest and finance costs	(932,438)	(82,878)	(7,656)
Interest income	2,018,804	40,134	—
Foreign exchange (losses)/gains	(8,515)	1,189	13
Total other income/(expenses), net	1,077,851	(41,555)	(7,643)

Net income and comprehensive income from discontinued operations, before taxes	$129,759,646	$19,695,969	$115,214
Income taxes	(303,596)	—	206,173
Net income and comprehensive income from discontinued operations, net of taxes	$129,456,050	$19,695,969	$321,387